SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	6 Months Ended
Jun. 30, 2026
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 4 – SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Revenue:

	Six months ended June 30		Three months ended June 30
	2025	2026	2025	2026
Royalties revenue	$683	$-	$530	$-
Sale of IP and license revenue	17,577	568	16,717	460
Support services	32	131	14	131
Total revenue	$18,292	$699	$17,261	$591

Research and development expenses:

	Six months ended June 30		Three months ended June 30
	2025	2026	2025	2026
Payroll and related expenses	$1,687	$2,083	$763	$1,026
Clinical and preclinical trials expenses	3,660	1,992	1,850	1,590
Professional consulting and subcontracted work	4,722	1,819	1,656	797
Supplier-led manufacturing development	2,749	-	-	-
Other	671	611	377	306
Total Research and development expenses	$13,489	$6,505	$4,646	$3,719